Schedule of Components of the Common Stock Exchange (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares
Exchange Offer Conversion And Merger
Belpointe REIT Common Stock exchanged	1,190,123	[1]
Exchange ratio	0.0105
Belpointe PREP Class A units issued	1,249,629
Additional Belpointe PREP Class A units issued in lieu of fractional Class A units	381	[2]
Total Belpointe PREP Class A units exchanged	1,250,010
Belpointe PREP Class A unit price | $ / shares	$ 100.00	[3]
Total Class A units issued in connection with the Offer and Merger | $	$ 125,001,000	[4]

[1]	Represents Belpointe REIT’s outstanding Common Stock exchanged in connection with the Transaction.
[2]	All fractional Class A units issued in the Transaction were rounded up to the nearest whole unit.
[3]	Belpointe PREP Class A unit Primary Offering price.
[4]	Represents non-cash financing activity during the year ended December 31, 2021.